DEBT INSTRUMENTS IN ISSUE (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)
Disclosure of debt securities in issue [Line Items]
Debt instruments issued		$ 19,921,515		$ 20,287,233
Bancolombia S.A. | Country of domicile [member]
Disclosure of debt securities in issue [Line Items]
Notional amount		4,571,386		4,533,392
Debt instruments issued		$ 4,614,044		$ 4,607,153
Bancolombia S.A. | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount	$ 3,311,481		$ 3,237,466
Debt instruments issued	10,668,375		10,452,432
Banco Agrcola S.A. | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount	514,000		549,000
Debt instruments issued	1,676,517		1,774,852
Bancolombia Panama S.A. | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount	140,351		139,280
Debt instruments issued	467,837		457,495
Grupo Agromercantil Holding S.A. | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount	915		300,939
Debt instruments issued	3,000		986,476
Banistmo S.A. y filiales | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount	749,363		606,635
Debt instruments issued	2,473,666		1,980,824
Bancolombia Puerto Rico International Inc | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Notional amount	5,471		8,499
Debt instruments issued	$ 18,076		$ 28,001
Bottom of range | Bancolombia S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	5.86%	5.86%	5.91%	5.91%
Bottom of range | Bancolombia S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	2.15%	2.15%	2.60%	2.60%
Bottom of range | Banco Agrcola S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	5.27%	5.27%	5.27%	5.27%
Bottom of range | Bancolombia Panama S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	2.25%	2.25%	2.60%	2.60%
Bottom of range | Grupo Agromercantil Holding S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	0.25%	0.25%	0.25%	0.25%
Bottom of range | Banistmo S.A. y filiales
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	2.65%	2.65%	2.65%	2.65%
Bottom of range | Bancolombia Puerto Rico International Inc
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	2.65%	2.65%	2.70%	2.70%
Top of range | Bancolombia S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	10.27%	10.27%	10.89%	10.89%
Top of range | Bancolombia S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	6.22%	6.22%
Top of range | Bancolombia S.A. | Foreign countries [member]
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate			6.22%	6.22%
Top of range | Banco Agrcola S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	7.17%	7.17%	7.17%	7.17%
Top of range | Bancolombia Panama S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	3.70%	3.70%	3.50%	3.50%
Top of range | Grupo Agromercantil Holding S.A.
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	7.25%	7.25%	7.25%	7.25%
Top of range | Banistmo S.A. y filiales
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	5.00%	5.00%	5.00%	5.00%
Top of range | Bancolombia Puerto Rico International Inc
Disclosure of debt securities in issue [Line Items]
Borrowings, interest rate	2.95%	2.95%	3.00%	3.00%